Chapter 11 - Common Stock Allocated (Details) - shares	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Feb. 22, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common shares, issued (in shares)	49,999,998	49,999,998	49,999,998	49,999,998	100,384,435	100,384,435	100,234,973
Percentage of common stock issued				100.00%
Percentage of common stock issued, after equity dilution on conversion of convertible bond				100.00%
Class 4 Credit Agreement Claimants
Class of Stock [Line Items]
Common shares, issued (in shares)				41,499,999
Percentage of common stock issued				83.00%
Percentage of common stock issued, after equity dilution on conversion of convertible bond				78.85%
Rights Offering Participants,
Class of Stock [Line Items]
Common shares, issued (in shares)				6,250,001
Percentage of common stock issued				12.50%
Percentage of common stock issued, after equity dilution on conversion of convertible bond				11.87%
Backstop Parties
Class of Stock [Line Items]
Common shares, issued (in shares)				2,125,000
Percentage of common stock issued				4.25%
Percentage of common stock issued, after equity dilution on conversion of convertible bond				4.04%
Class 9 predecessor shareholders
Class of Stock [Line Items]
Common shares, issued (in shares)				124,998
Percentage of common stock issued				0.25%
Percentage of common stock issued, after equity dilution on conversion of convertible bond				0.24%
Convertible Bondholders
Class of Stock [Line Items]
Common shares, issued (in shares)				0
Percentage of common stock issued				0.00%
Percentage of common stock issued, after equity dilution on conversion of convertible bond				5.00%
Subsequent Event
Class of Stock [Line Items]
Common shares, issued (in shares)				49,999,998
Percentage of common stock issued				100.00%
Percentage of common stock issued, after equity dilution on conversion of convertible bond				100.00%
Subsequent Event | Class 4 Credit Agreement Claimants
Class of Stock [Line Items]
Common shares, issued (in shares)				41,499,999
Percentage of common stock issued				83.00%
Percentage of common stock issued, after equity dilution on conversion of convertible bond				78.85%
Subsequent Event | Rights Offering Participants,
Class of Stock [Line Items]
Common shares, issued (in shares)				6,250,001
Percentage of common stock issued				12.50%
Percentage of common stock issued, after equity dilution on conversion of convertible bond				11.87%
Subsequent Event | Backstop Parties
Class of Stock [Line Items]
Common shares, issued (in shares)				2,125,000
Percentage of common stock issued				4.25%
Percentage of common stock issued, after equity dilution on conversion of convertible bond				4.04%
Subsequent Event | Class 9 predecessor shareholders
Class of Stock [Line Items]
Common shares, issued (in shares)				124,998
Percentage of common stock issued				0.25%
Percentage of common stock issued, after equity dilution on conversion of convertible bond				0.24%
Subsequent Event | Convertible Bondholders
Class of Stock [Line Items]
Common shares, issued (in shares)				0
Percentage of common stock issued				0.00%
Percentage of common stock issued, after equity dilution on conversion of convertible bond				5.00%